SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 30, 2023 USD ($) item contract customer	Dec. 31, 2022 USD ($)	Dec. 25, 2021
Summary of significant accounting policies
Number of markets | item		3
Length of fiscal year		364 days	371 days	364 days
Restricted investments		$ 24,800
Accounts receivable retainage	$ 8,000	$ 8,200	$ 8,000
Accounts receivable retainage, collection period		18 months
Inventory on consignment	27,900	$ 23,200	27,900
Number of insurance contracts with third party by Ardellis | contract		207
Reserve associated with contracts to third party by Ardellis	5,000	$ 7,500	5,000
Goodwill
Goodwill impairment			2,480
New accounting pronouncement
Retained earnings	2,217,410	2,582,332	2,217,410
Right-of-use assets	107,517	103,774	107,517
Operating lease liability		$ 107,862
Construction | Commercial
Goodwill
Goodwill impairment	2,500
Accounts receivables | Customer Concentration | Top two customers
Summary of significant accounting policies
Top two customers | customer		2
Concentration of accounts receivable related to largest customers	$ 131,000	$ 118,000	$ 131,000
Minimum
Summary of significant accounting policies
Length of fiscal year		364 days
Maximum
Summary of significant accounting policies
Length of fiscal year		371 days